Net Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Summary of Changes in the Net Defined Benefit Liabilities
25.2 Changes in net defined benefit liabilities for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
	(In millions of Korean won)
Beginning	￦	2,572,517	￦	(2,447,079)	￦	125,438
Current service cost		249,099		—		249,099
Past service cost		3,669		—		3,669
Gains on settlement		(1,859)		—		(1,859)
Interest expense (income)		65,357		(62,872)		2,485
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		33,078		—		33,078
Actuarial gains and losses by changes in financial assumptions		(479,797)		—		(479,797)
Actuarial gains and losses by experience adjustments		47,086		—		47,086
Return on plan assets (excluding amounts included in interest income)		—		68,550		68,550
Contributions by the Group		—		(400,689)		(400,689)
Payments from plans (settlement)		(78)		—		(78)
Payments from plans (benefit payments)		(234,192)		232,994		(1,198)
Payments from the Group		(43,763)		494		(43,269)
Transfer in		13,982		(13,285)		697
Transfer out		(13,340)		13,299		(41)
Effect of exchange differences		1,218		69		1,287
Effect of business acquisition and disposal		2,635		—		2,635
Others		(282)		—		(282)

Ending*	￦	2,215,330	￦	(2,608,519)	￦	(393,189)

	2023
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
	(In millions of Korean won)
Beginning	￦	2,215,330	￦	(2,608,519)	￦	(393,189)
Current service cost		199,882		—		199,882
Past service cost		—		—		—
Gains on settlement		55		—		55
Interest expense (income)		107,586		(130,632)		(23,046)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(3,950)		—		(3,950)
Actuarial gains and losses by changes in financial assumptions		123,238		—		123,238
Actuarial gains and losses by experience adjustments		1,558		—		1,558
Return on plan assets (excluding amounts included in interest income)		—		(18,228)		(18,228)
Contributions by the Group		—		(121,799)		(121,799)
Payments from plans (settlement)		(6,755)		6,755		—
Payments from plans (benefit payments)		(217,031)		217,031		—
Payments from the Group		(53,606)		—		(53,606)
Transfer in (out)		457		202		659
Effect of exchange differences		(3,450)		(177)		(3,627)
Effect of business acquisition and disposal		(309)		—		(309)
Others		(53)		194		141

Ending*	￦	2,362,952	￦	(2,655,173)	￦	(292,221)

*
The net defined benefit
assets
of ￦ 393,189 million is calculated by subtracting ￦ 85,745 million of net defined benefit liabilities
from ￦ 478,934 million of net defined benefit
asset
s
as of December 31, 2022. The net defined benefit assets of ￦ 292,221 million is calculated by subtracting ￦ 81,869 million of net defined benefit liabilities from ￦ 374,090 million of net defined benefit assets as of December 31, 2023.

Summary of the Net Defined Benefit Liabilities
25.3 Details of net defined benefit liabilities as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Present value of defined benefit obligation	￦	2,215,330	￦	2,362,952
Fair value of plan assets		(2,608,519)		(2,655,173)

Net defined benefit liabilities	￦	(393,189)	￦	(292,221)

Summary of Post-Employment Benefits Recognized in Profit Or Loss
25.4 Details of post-employment benefits recognized in profit or loss for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Current service cost	￦	241,448	￦	249,099	￦	199,882
Past service cost		451		3,669		—
Net interest expense on net defined benefit liabilities		2,921		2,485		(23,046)
Gains on settlement		(4,311)		(1,859)		55

Post-employment benefits *	￦	240,509	￦	253,394	￦	176,891

*
Includes post-employment benefits amounting to ￦ 27,486 million and ￦ 18,308 million recognized as insurance service expenses for the years ended December 31, 2022 and 2023 and ￦ 3,194 million, ￦ 3,520 million and ￦ 2,824 recognized as other operating expenses for the years ended December 31, 2021, 2022, 2023 and ￦ 137 million and ￦ 189 million recognized as prepayment for the years ended December 31, 2022 and 2023.

Summary of Remeasurements of the Net Defined Benefit Liabilities Recognized in Other Comprehensive Income (Loss)
25.5 Details of remeasurements of net defined benefit liabilities recognized in other comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(9,438)	￦	(68,550)	￦	18,228
Actuarial gains and losses		(55,703)		399,633		(120,846)
Income tax effect		18,638		(91,150)		25,895
Effect of exchange differences		993		(232)		4,553

Remeasurements after income tax expense	￦	(45,510)	￦	239,701	￦	(72,170)

Summary of the Fair Value of Plan Assets
25.6 Details of fair value of plan assets as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,571,508	￦	2,571,508
Derivative instruments		—		33,434		33,434
Investment fund		—		3,577		3,577

	￦	—	￦	2,608,519	￦	2,608,519

	December 31, 2023
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,604,272	￦	2,604,272
Derivative instruments		—		45,833		45,833
Investment fund		—		5,068		5,068

	￦	—	￦	2,655,173	￦	2,655,173

Summary of Significant Actuarial Assumptions
25.7 Details of significant actuarial assumptions used as of December 31, 2022 and 2023, are as follows:

	December 31, 2022	December 31, 2023
Discount rate (%)	4.90~5.20	3.80~4.40
Salary increase rate (%)	0.00~7.00	0.00~7.00
Turnover rate (%)	0.00~38.60	0.00~38.60
Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2019.

Summary of Sensitivity Analysis of Significant Actuarial Assumptions
25.8 Results of sensitivity analysis of significant actuarial assumptions as of December 31, 2023, are as follows:

	Changes in assumptions		Effect on defined benefit obligation
			Increase in assumptions	Decrease in assumptions
Discount rate	0.5	%p	3.26% decrease	3.47% increase
Salary increase rate	0.5	%p	3.42% increase	3.24% decrease
Turnover rate	0.5	%p	0.03% decrease	0.03% increase
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in significant actuarial assumptions is calculated using the same projected unit credit method used in calculating the defined benefit obligation recognized in the consolidated statement of financial position.

Summary of Expected Maturity Analysis of Undiscounted Pension Benefit Payments Including Expected Future Benefit
25.9 Expected maturity analysis of undiscounted pension benefit payments (including expected future benefit) as of December 31, 2023, are as follows:

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
	(In millions of Korean won)
Pension benefits *	￦	219,733	￦	267,842	￦	868,378	￦	1,281,094	￦	3,709,873	￦	6,346,920

*	Amount determined under the promotion compensation type defined contribution plan is excluded.